Recently Issued Accounting Pronouncements - Additional Information (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating assets, right of use assets	[1]	¥ 647,185
Operating assets, lease liabilities	[1]	¥ 656,409
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax			¥ 1,052		¥ 1,537,322
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax	[2]		¥ (1,052)		(1,535,142)
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating assets, right of use assets					600,000
Operating assets, lease liabilities					¥ 600,000
ASU No.2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities				¥ 5,000
ASU No.2016-01 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				1,545,000
ASU No.2016-01 | Retained Earnings | Equity Method Investments
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				1,530,000
ASU No.2016-01 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax				¥ 10,000

[1]	ROU assets and lease liabilities were recognized in connection with the adoption of ASU No.2016-02 on April 1, 2019. See Note 1 “Basis of presentation” and Note 2 “Recently issued accounting pronouncements” for further information.
[2]	See Note 2 “Recently issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.